Robinson Alternative Yield Pre-Merger SPAC ETF

Schedule of Investments

January 31, 2025 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Special Purpose Acquisition Companies (SPACs) – 94.0%(a)
AA Mission Acquisition Corp. – Class A (b)	16,058	$163,149
Agriculture & Natural Solutions Acquisition Corp. – Class A (b)	12,346	129,880
Andretti Acquisition Corp. II – Class A (b)	12,842	128,934
Ares Acquisition Corp. II – Class A (b)	13,638	150,154
Black Spade Acquisition II Co. – Class A (b)	34,690	347,247
Bleichroeder Acquisition Corp. I – Class A (b)	20,000	198,200
Cantor Equity Partners, Inc. (b)	6,430	66,229
Capitalworks Emerging Markets Acquisition Corp. – Class A (b)	22,637	253,308
Centurion Acquisition Corp. (b)	12,843	130,999
Charlton Aria Acquisition Corp. – Class A (b)	94	938
Churchill Capital Corp. IX – Class A (b)	18,563	192,777
CO2 Energy Transition Corp. (b)	2,996	29,541
Columbus Acquisition Corp. (b)	5,200	52,260
Concord Acquisition Corp. II – Class A (b)	20,730	219,738
Corner Growth Acquisition Corp. 2 – Class A (b)	76	874
dMY Squared Technology Group, Inc. – Class A (b)	17,004	179,817
Drugs Made In America Acquisition Corp. (b)	20,000	200,400
DT Cloud Star Acquisition Corp. (b)	12,731	129,029
Dynamix Corp. – Class A (b)	20,757	204,041
ESH Acquisition Corp. – Class A (b)	1,088	11,837
eLong Power Holding Ltd. - Class A (b)	2,320	2,668
Fact II Acquisition Corp. – Class A (b)	20,000	198,800
Flag Ship Acquisition Corp. (b)	12,751	130,315
Future Health ESG Corp. (b)	768	8,417
GigCapital7 Corp. – Class A (b)	18,000	181,530
GP-Act III Acquisition Corp. – Class A (b)	19,548	200,172
GSR III Acquisition Corp. – Class A (b)	15,000	148,800
Haymaker Acquisition Corp. 4 – Class A (b)	1,212	13,114
HCM II Acquisition Corp. – Class A (b)	11,250	113,288
IB Acquisition Corp. (b)	19,262	197,243
International Media Acquisition Corp. – Class A (b)	3,840	42,413
Iron Horse Acquisitions Corp. (b)	16,697	173,482
JVSPAC Acquisition Corp. – Class A (b)	13,428	141,934
Launch One Acquisition Corp. – Class A (b)	16,051	162,115
Launch Two Acquisition Corp. – Class A (b)	23,250	237,615
Legato Merger Corp. III (b)	9,752	101,421
Lionheart Holdings – Class A (b)(d)	9,616	98,853
M3-Brigade Acquisition V Corp. – Class A (b)	7,199	72,854
Melar Acquisition Corp. I – Class A (b)	13,419	136,270
Nabors Energy Transition Corp. II – Class A (b)	13,563	146,887
Newbury Street II Acquisition Corp. – Class A (b)	21,200	211,788
Northern Star Investment Corp. III – Class A (b)(c)	33,780	0
Northern Star Investment Corp. IV – Class A (b)(c)	32,033	0
PowerUp Acquisition Corp. – Class A (b)	2,881	37,280
RF Acquisition Corp. II (b)	12,851	132,108
RMG Acquisition Corp. III – Class A (b)	5,758	57,580
SIM Acquisition Corp. I – Class A (b)	16,058	162,266
Spark I Acquisition Corp. – Class A (b)	7,425	79,373
Spree Acquisition Corp. 1 Ltd. – Class A (b)	30,000	333,000
Spring Valley Acquisition Corp. II – Class A (b)	13,000	147,160
Target Global Acquisition I Corp. – Class A (b)	14,936	172,361
Translational Development Acquisition Corp. (b)	15,000	150,750
Valuence Merger Corp. I – Class A (b)	184	2,147
Vine Hill Capital Investment Corp. - Class A (b)	14,873	150,069
Voyager Acquisition Corp. (b)	13,750	138,806
Willow Lane Acquisition Corp. – Class A (b)	5,884	58,487
Total Special Purpose Acquisition Companies (SPACs)		7,130,718
TOTAL COMMON STOCKS (Cost $7,010,590)		7,130,718

WARRANTS - 0.3%
Special Purpose Acquisition Companies (SPACs) – 0.3%
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50 (b)	8,564	514
Aetherium Acquisition Corp., Expires 12/21/2026, Exercise Price $11.50 (b)	3,193	100
Alchemy Investments Acquisition Corp. 1, Expires 11/30/2027, Exercise Price $11.50 (b)	546	55
AleAnna, Inc., Expires 12/13/2029, Exercise Price $11.50 (b)	3,615	1,166
Andretti Acquisition Corp. II, Expires 10/24/2029, Exercise Price $11.50 (b)	6,849	822
Arogo Capital Acquisition Corp., Expires 03/23/2028, Exercise Price $11.50 (b)	3,915	101
Black Spade Acquisition II Co., Expires 02/15/2029, Exercise Price $11.50 (b)	12,334	4,317
Blaize Holdings, Inc., Expires 01/13/2030, Exercise Price $11.50 (b)	6,459	3,229
Bolt Projects Holdings, Inc., Expires 08/13/2029, Exercise Price $11.50 (b)	691	20
Borealis Foods, Inc., Expires 02/07/2029, Exercise Price $11.50 (b)	2,444	260
Canna-Global Acquisition Corp., Expires 11/30/2026, Exercise Price $11.50 (b)	1,211	9
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50 (b)	6,421	771
CERo Therapeutics Holdings, Inc., Expires 02/13/2029, Exercise Price $11.50 (b)	355	7
Content Checked Holdings, Inc., Expires 12/11/2029, Exercise Price $11.50 (b)	80	116
Electriq Power Holdings, Inc., Expires 07/31/2028, Exercise Price $11.50 (b)	618	4
Envoy Medical, Inc., Expires 09/29/2028, Exercise Price $11.50 (b)	965	48
EVe Mobility Acquisition Corp., Expires 12/31/2028, Exercise Price $11.50 (b)	3,254	167
Finnovate Acquisition Corp., Expires 09/30/2026, Exercise Price $11.50 (b)	554	20
Focus Impact BH3 Acquisition Co., Expires 10/04/2026, Exercise Price $11.50 (b)	3,154	63
FTAC Emerald Acquisition Corp., Expires 10/19/2028, Exercise Price $11.50 (b)	807	767
Getaround, Inc., Expires 03/09/2026, Exercise Price $11.50 (b)	777	3
GP-Act III Acquisition Corp., Expires 05/13/2029, Exercise Price $11.50 (b)	16,750	2,512
Haymaker Acquisition Corp. 4, Expires 05/31/2028, Exercise Price $11.50 (b)	3,891	584
Healthcare AI Acquisition Corp., Expires 12/07/2026, Exercise Price $11.50 (b)	1,467	17
Helport AI Ltd., Expires 03/31/2029, Exercise Price $11.50 (b)	998	245
Investcorp AI Acquisition Corp., Expires 06/01/2028, Exercise Price $11.50 (b)	4,724	76
Iron Horse Acquisitions Corp., Expires 02/16/2029, Exercise Price $11.50 (b)	24,899	876
Launch One Acquisition Corp., Expires 08/29/2029, Exercise Price $11.50 (b)	8,560	1,176
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50 (b)	3,839	806
Northern Star Investment Corp. IV, Expires 02/25/2028, Exercise Price $11.50 (b)(c)	675	0
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Exercise Price $11.50 (b)	3,904	168
SIM Acquisition Corp. I, Expires 08/28/2029, Exercise Price $11.50 (b)	8,564	1,083
Southport Acquisition Corp., Expires 05/09/2026, Exercise Price $11.50 (b)	4,952	978
Spree Acquisition Corp. 1 Ltd., Expires 12/22/2028, Exercise Price $11.50 (b)	1,619	16
Stardust Power, Inc., Expires 06/21/2029, Exercise Price $11.50 (b)	691	66
Syntec Optics Holdings, Inc., Expires 11/07/2028, Exercise Price $11.50 (b)	217	17
Target Global Acquisition I Corp., Expires 12/08/2026, Exercise Price $11.50 (b)	1,459	91
Vine Hill Capital Investment Corp., Expires 07/01/2031, Exercise Price $11.50 (b)	465	70
Volato Group, Inc., Expires 12/03/2028, Exercise Price $11.50 (b)	4,276	153
Voyager Acquisition Corp., Expires 05/16/2031, Exercise Price $11.50 (b)	7,333	884
Zalatoris Acquisition Corp., Expires 12/31/2027, Exercise Price $11.50 (b)	335	3
Zapata Computing Holdings, Inc., Expires 02/14/2029, Exercise Price $11.50 (b)	4,195	0
Total Special Purpose Acquisition Companies (SPACs)		22,380
TOTAL WARRANTS (Cost $26,477)		22,380

RIGHTS - 0.2%
Special Purpose Acquisition Companies (SPACs) - 0.2%
DT Cloud Star Acquisition Corp., Expires 07/09/2029, Exercise Price $10.00 (b)	12,731	1,783
ESH Acquisition Corp., Expires 11/30/2025, Exercise Price $10.00 (b)	11,072	1,312
Flag Ship Acquisition Corp., Expires 03/31/2026, Exercise Price $0.11 (b)	12,751	2,416
Iron Horse Acquisitions Corp., Expires 06/27/2025, Exercise Price $1.00 (b)	16,725	4,114
JVSPAC Acquisition Corp., Expires 11/26/2026, Exercise Price $10.00 (b)	21,768	6,558
RF Acquisition Corp. II, Expires 05/01/2026, Exercise Price $0.00 (b)	12,851	931
Total Special Purpose Acquisition Companies (SPACs)		17,114
TOTAL RIGHTS (Cost $14,135)		17,114

SHORT-TERM INVESTMENTS – 8.3%
Investments Purchased with Proceeds from Securities Lending – 0.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (e)	17,850	17,850

Money Market Funds – 8.1%	Shares
First American Government Obligations Fund - Class X, 4.32% (e)	614,923	614,923
TOTAL SHORT-TERM INVESTMENTS (Cost $632,773)		632,773

TOTAL INVESTMENTS – 102.9% (Cost $7,683,975)	7,802,985
Liabilities in Excess of Other Assets – (2.9)%	(218,546)
TOTAL NET ASSETS – 100.0%	$7,584,439
two	–%
Percentages are stated as a percent of net assets.	–%

(a) (b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Non-income producing security.

(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2025.
(d)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $17,272 which represented 0.2% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Robinson Alternative Yield Pre-Merger SPAC ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,465,522	$2,665,196	$0	$7,130,718
Warrants	10,561	11,819	0	22,380
Rights	7,842	9,272	—	17,114
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	17,850
Money Market Funds	614,923	—	—	614,923
Total Investments	$5,098,848	$2,686,287	$0	$7,802,985

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

	Common
	Stocks(b)	Warrants(b)	Total
Balance as of April 30, 2024	$—	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	99	—	99
Change in unrealized appreciation/depreciation	—	—	—
Purchases	—	—	—
Sales	(99)	—	(99)
Corporate Actions	—	—	—
Transfer into and/or out of Level 3	—	—	—
Balance as of January 31, 2025	$0	$0	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at January 31, 2025:	$0	$0	$0

(b)	These securities (Northern Star Investment Corp.) are held after the final distribution from the company’s trust account was made to shareholders of record. These securities (Northern Star Investment Corp.) remain outstanding following the distribution as the company’s amended and restated certificate of incorporation allowed shareholders to continue to hold the securities so they could be able to participate in a transaction that the company may potentially enter into in the future. The securities (Northern Star Investment Corp.) are valued at estimated proceeds based on market information of any potential transaction. These securities (Northern Star Investment Corp.) transferred to Level 3 due to the final distribution of trust assets and the use of an estimated proceeds valuation technique.